Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Entity Registrant Name	AC IMMUNE SA
Document Registration Statement	false
Entity Central Index Key	0001651625
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37891
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	EPFL INNOVATION PARK
Entity Address, Address Line Two	Building B
Entity Address, Postal Zip Code	1015
Entity Address, City or Town	Lausanne
Entity Address, Country	CH
Title of 12(b) Security	Common Shares, nominal value CHF 0.02 per share
Trading Symbol	ACIU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	83,620,364
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Lausanne, Switzerland
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	EPFL INNOVATION PARK
Entity Address, Address Line Two	Building B
Entity Address, Postal Zip Code	1015
Entity Address, City or Town	Lausanne
Entity Address, Country	CH
Contact Personnel Name	Andrea Pfeifer
City Area Code	41
Local Phone Number	21 345 91 21